Basic and diluted net earnings per share	6 Months Ended
Jun. 30, 2026
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings per share	Basic and diluted net earnings per share
Basic and diluted net earnings per share have been calculated on the basis of net earnings attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings per share are computed using the weighted average number of common shares, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, and, if dilutive, potential incremental common shares related to the weighted average number of outstanding share options, performance share units, restricted share units and deferred share units outstanding during the period.
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted net earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except number of shares and per share amounts)	2026	2025	2026	2025
Net earnings attributable to shareholders of AQN from continuing operations	$7.5	$17.4	$93.2	$112.8
Series A preferred share dividend	1.4	1.4	2.8	2.8
Series D preferred share dividend	1.2	1.2	2.4	2.4
Net earnings attributable to common shareholders of AQN from continuing operations	4.9	14.8	88.0	107.6
Net earnings (loss) attributable to common shareholders of AQN from discontinued operations	(3.9)	6.7	(3.4)	8.1
Net earnings attributable to common shareholders of AQN – basic and diluted	$1.0	$21.5	$84.6	$115.7
Weighted average number of shares
Basic	769,712,719	768,056,555	769,289,055	767,864,646
Effect of dilutive securities	3,164,684	4,354,954	3,605,990	3,603,651
Diluted average number of shares	772,877,403	772,411,509	772,895,045	771,468,297
Basic and diluted net earnings per share from continuing operations	$0.01	$0.02	$0.11	$0.14
Basic and diluted net earnings (loss) per share from discontinued operations	$(0.01)	$0.01	$—	$0.01
Basic and diluted net earnings per share	$—	$0.03	$0.11	$0.15
This calculation of diluted average number of shares for the three and six months ended June 30, 2026 excludes the potential impact of 5,102,416 and 4,263,878, respectively (2025 - 4,514,193 and 4,200,806, respectively) incremental shares that may become issuable pursuant to outstanding securities of the Company. The quarterly and year-to-date earnings per share amounts are calculated independently and may not sum due to rounding.